Impairment of Intangible Assets	6 Months Ended
Jun. 30, 2020
Impairment Of Assets [Abstract]
Impairment of Intangible Assets

B.4. IMPAIRMENT OF INTANGIBLE ASSETS
The results of impairment tests on other intangible assets led to the recognition of a net impairment loss of €323 million in the first half of 2020.
Most of the impairment losses recognized during the period related to research and development projects in the Pharmaceuticals segment.
An assessment of the impacts of the Covid-19 pandemic was conducted during the first half of 2020, and did not result in any impairment losses being recognized against intangible assets